COLLABORATION INVENTORIES, NET - Summary of Inventories (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Classes of current inventories [abstract]
Raw materials	$ 24.5	$ 24.1
Work-in-process	6.4	1.1
Finished goods	10.6	6.8
Total collaboration inventories, net	$ 41.5	$ 32.0